Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 282,394	$ 343,373
Restricted cash	4,826	4,939
Margin deposits	4,270	4,270
Trade accounts receivable, net	34,018	26,451
Capitalized voyage expenses	1,162	1,437
Due from related companies (Note 2)	$ 2,684	$ 2,842
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Advances and other	$ 30,001	$ 36,284
Vessels held for sale (Note 5)	49,585	0
Inventories	16,176	18,948
Prepaid insurance and other	14,277	8,380
Receivable, short-term (Note 4)	12,664	4,370
Current portion of financial instruments - Fair value (Notes 8, 13)	1,596	509
Total current assets	453,653	451,803
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Notes 8, 13)	55	84
RIGHT OF USE ASSET UNDER OPERATING LEASES (Note 4)	10,088	15,937
LONG TERM RECEIVABLES (Note 4)	0	8,183
INVESTMENTS IN DEBT SECURITIES	35,259	25,230
FIXED ASSETS (Note 5)
Advances for vessels under construction	279,247	246,392
Vessels	4,111,176	4,030,874
Accumulated depreciation	(1,112,257)	(1,111,091)
Vessels' Net Book Value	2,998,919	2,919,783
Total fixed assets	3,278,166	3,166,175
DEFERRED CHARGES AND LEASEHOLD IMPROVEMENTS, net (Note 6)	30,436	39,110
Total assets	3,807,657	3,706,522
CURRENT LIABILITIES:
Current portion of long - term debt and other financial liabilities (Note 7)	205,543	251,752
Payables	45,738	55,846
Due to related companies (Note 2)	$ 4,470	$ 880
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Dividends payable	$ 18,077	$ 0
Accrued liabilities	50,547	49,901
Unearned revenue	13,926	37,410
Current portion of obligations under operating leases (Note 4)	10,088	11,608
Current portion of financial liability under operating leases (Note 4)	557	1,097
Current portion of financial instruments - Fair value (Notes 8, 13)	377	25
Total current liabilities	349,323	408,519
LONG-TERM DEBT AND OTHER FINANCIAL LIABILITIES, net of current portion (Note 7)	1,615,490	1,495,342
LONG-TERM OBLIGATIONS UNDER OPERATING LEASES (Note 4)	0	4,329
LIABILITIES ASSUMED FROM TIME CHARTERS ATTACHED (Note 14)	20,539	31,135
ACCRUED LIABILITIES, net of current portion	13,106	0
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Notes 8, 13)	2,439	0
Preferred shares, $ 1.00 par value; 25,000,000 shares authorized, 4,745,947 Series E Preferred Shares and 6,747,147 Series F Preferred Shares issued and outstanding at June 30, 2025 and December 31, 2024	11,493	11,493
Common shares, $ 5.00 par value; 60,000,000 shares authorized at June 30, 2025 and December 31, 2024; 30,805,776 shares issued and 30,127,603 shares outstanding at June 30, 2025 and December 31, 2024	151,541	151,541
Additional paid-in capital	924,296	919,718
Cost of treasury stock	(6,791)	(6,791)
Accumulated other comprehensive loss	(1,534)	(904)
Retained earnings	685,618	652,651
Total Tsakos Energy Navigation Limited stockholders' equity	1,764,623	1,727,708
Non-controlling Interest	42,137	39,489
Total stockholders' equity	1,806,760	1,767,197
Total liabilities and stockholders' equity	$ 3,807,657	$ 3,706,522